Risk management - Non-derivative hedging instrument (Details) - Cash flow hedging for future crude oil exports [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument at the beginning of the period	$ 1,300	$ 1,300
Reassignment of hedging instruments	1,230	5,551
Realization of exports	(1,230)	(5,551)
Hedging instrument at the end of the period	$ 1,300	$ 1,300